Segment Information (Segment Result - Profit/(Loss) from Operations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment result - Profit/(loss) from operations
Profit from operations	¥ 5,585,112	¥ 6,401,873	¥ 6,777,856
Net finance income	337,412	207,332	83,685
Share of net profit of associates and joint ventures accounted for using the equity method	885,597	1,243,693	916,754
Profit before income tax	6,808,121	7,852,898	7,778,295
Petroleum products [member]
Segment result - Profit/(loss) from operations
Profit from operations	2,910,063	3,120,024	3,812,973
Resins and plastics [member]
Segment result - Profit/(loss) from operations
Profit from operations	900,440	1,355,908	1,637,578
Intermediate petrochemicals [member]
Segment result - Profit/(loss) from operations
Profit from operations	1,934,926	2,206,128	1,810,011
Trading of petrochemical products [member]
Segment result - Profit/(loss) from operations
Profit from operations	104,900	60,583	51,168
Synthetic fibres [member]
Segment result - Profit/(loss) from operations
Profit from operations	(573,503)	(475,266)	(608,891)
Others [member]
Segment result - Profit/(loss) from operations
Profit from operations	¥ 308,286	¥ 134,496	¥ 75,017